Debt- 2021 Convertible Senior Secured Notes (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2021
Debt Instrument [Line Items]
Interest expense	$ 256,162	$ 67,097	$ 513,533	$ 107,600	$ 349,203	$ 26,967	$ 8,374
Amortization of debt discounts and issuance costs and accretion of redemption premiums	$ 29,036	7,547	$ 66,727	15,605	33,376	16,533	3,803
2021 Convertible Senior Secured Notes | Senior Notes
Debt Instrument [Line Items]
Face amount						55,000		$ 50,000
Change in fair value		262,000		344,000	627,000	361,000	3,000
Interest expense		3,000		6,000	8,000	31,000	7,000
Interest expense, coupon rate		1,000		3,000	4,000	5,000	4,000
Amortization of debt discounts and issuance costs and accretion of redemption premiums		$ 2,000		$ 3,000	$ 4,000	$ 4,000	$ 3,000